CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,423,703	$ 1,814,844
Short-term investments	711,062	1,682,048
Accounts receivable due from third parties, net of allowances of $29,061 and $42,650 as of December 31, 2020 and 2021, respectively	577,982	314,159
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of $158,622 and $700,465 as of December 31, 2020 and 2021, respectively)	450,726	296,757
Amount due from SINA (Note 10)	494,200	548,900
Total current assets	4,802,780	4,834,559
Property and equipment, net	68,396	60,632
Operating lease assets	60,519	7,176
Intangible assets, net	166,930	146,976
Goodwill	130,405	61,712
Long-term investments	1,207,651	1,179,466
Other non-current assets	1,082,841	44,596
Total assets	7,519,522	6,335,117
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of $538,269 and $[]$710,915 as of December 31, 2020 and 2021, respectively.)
Accounts payable	197,643	149,509
Accrued and other liabilities	821,033	556,753
Operating lease liability, short-term	7,919	5,580
Income taxes payable	144,747	102,844
Convertible debt	896,541
Deferred revenues	91,136	143,684
Total current liabilities	2,159,019	958,370
Long-term liabilities
Convertible debt		892,399
Unsecured senior notes	1,538,415	1,536,112
Deferred tax liability	66,903	58,299
Operating lease liability, long-term	52,042	1,505
Other non-current liabilities	15,123	2,102
Total long-term liabilities	1,672,483	2,490,417
Total liabilities	3,831,502	3,448,787
Commitments and contingencies
Redeemable non-controlling interests	66,622	57,714
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 227,688 shares (including 125,909 Class A ordinary shares and 101,779 Class B ordinary shares) and [] shares (including [] Class A ordinary shares and [] Class B ordinary shares) issued and outstanding as of December 31, 2020 and 2021, respectively.	59	57
Additional paid-in capital	1,477,291	1,201,622
Accumulated other comprehensive income	156,932	79,526
Retained earnings	1,959,539	1,531,220
Total Weibo shareholders' equity	3,593,821	2,812,425
Non-controlling interests	27,577	16,191
Total shareholders' equity	3,621,398	2,828,616
Total liabilities, redeemable non-controlling interests and shareholders' equity	7,519,522	6,335,117
Alibaba
Current assets:
Accounts receivable due from related parties	89,344	135,321
Other related parties
Current assets:
Accounts receivable due from related parties	$ 55,763	$ 42,530